Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2021
Selling, general and administrative expenses
Selling, general and administrative expenses

14. Selling, general and administrative expenses

	Six Months Ended
	June 30,
(in thousands of $)	2021	2020
Personnel expense	$(70,179)	$(40,271)
Consulting fees	(40,031)	(20,631)
Supervisory board	(6,776)	(2,418)
Other Expenses	(12,613)	(4,606)
Total selling, general and administrative expenses	$(129,599)	$(67,926)